UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2004

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greystone Investment Management LLC
Address:  3805 Edwards Rd.
          Ste 180
          Cincinnati, OH 45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ruth Wesner Adams
Title:  Chief Operating Officer
Phone:  513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams              Cincinnati, OH                 1/21/05
--------------------------------------------------------------------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $234361.50
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None


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Greystone Investment Management LLC
Form 13F
31-Dec-04
                                                                      Value   Shares/ Sh/ Put/ Investment  Other Voting  Authority
Name of Issuer                      Title of Class      Cusip         (x1000) Prn Amt Prn Call Discretion  Mgrs  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Incorporated           Common Stock        02209S103    1167.07    19101            Sole             19101
American Express Company            Common Stock        025816109       5737   101774            Sole             101774
American International Group Inc    Common Stock        026874107     1366.2    20804            Sole             20804
Avitar Incorporated New             Common Stock        053801106        1.6    10000            Sole             10000
Bank Of America Corporation         Common Stock        060505104     460.27     9795            Sole             9795
Bear Stearns Companies Inc          Common Stock        073902108    1826.95    17857            Sole             17857
Berkshire Hathaway Inc Del Class    Common Stock        084670108      439.5        5            Sole             5
Berkshire Hathaway Inc Del Class    Common Stock        084670207   12146.23     4137            Sole             4137
Boston Properties Incorporated      REIT                101121101     529.32     8185            Sole             8185
Burlington Res Incorporated         Common Stock        122014103    5671.23   130373            Sole             130373
Canadian Oil Sands Tr New Unit      Foreign Equity      13642L100   10703.01   190225            Sole             190225
Cendant Corporation                 Common Stock        151313103       5802   248161            Sole             248161
Cincinnati Finl Corporation         Common Stock        172062101     658.32    14874            Sole             14874
Citigroup Incorporated              Common Stock        172967101     883.09    18329            Sole             18329
Coca Cola Company                   Common Stock        191216100        397     9534            Sole             9534
Comcast Corp New Class A Spl        Common Stock        20030N200    8682.99   264403            Sole             264403
Cytyc Corporation                   Common Stock        232946103     220.56     8000            Sole             8000
Diageo P L C Spon New               ADR                 25243Q205    7992.76   138092            Sole             138092
Directv Group Incorporated          Common Stock        25459L106     4459.1   266374            Sole             266374
Dodge & Cox Intl Stock Fd           Int'l Mutual Funds  256206103     453.74    14809            Sole             14809
Encana Corporation                  Foreign Equity      292505104     794.73    13928            Sole             13928
Enerplus Res Fd Unit Tr G New       Foreign Equity      29274D604      539.2    14850            Sole             14850
Exxon Mobil Corporation             Common Stock        30231G102    1146.99    22376            Sole             22376
Federal Home Loan Mtg Corp          Common Stock        313400301   16793.36   227861            Sole             227861
Federal Natl Mortgage Assn          Common Stock        313586109     8512.3   119538            Sole             119538
Fifth Third Bancorp                 Common Stock        316773100     692.28    14636            Sole             14636
Gannett Incorporated                Common Stock        364730101    1004.91    12300            Sole             12300
General Elec Company                Common Stock        369604103    1655.06    45344            Sole             45344
Hershey Foods Corporation           Common Stock        427866108     666.48    12000            Sole             12000
Home Depot Incorporated             Common Stock        437076102    4278.49   100105            Sole             100105
Iac Interactivecorp                 Common Stock        44919P102    5841.91   211510            Sole             211510
Intl Business Machines              Common Stock        459200101     364.84     3701            Sole             3701
Johnson & Johnson                   Common Stock        478160104     365.81     5768            Sole             5768
Laboratory Corp Amer Hldgs Com      Common Stock        50540R409    8035.92   161299            Sole             161299


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Legg Mason Incorporated             Common Stock        524901105    5805.49    79245            Sole             79245
Level 3 Communications Inc          Common Stock        52729N100     220.35    65000            Sole             65000
Liberty Media Corp New  Ser A       Common Stock        530718105    8836.79   804808            Sole             804808
Liberty Media International Inc C   Common Stock        530719103    4782.72   103455            Sole             103455
Longleaf Partners Intl Fund N/L     Int'l Mutual Funds  543069405    7247.74   466093            Sole             466093
Lowes Companies Incorporated        Common Stock        548661107     391.61     6800            Sole             6800
Mack Cali Rlty Corp                 REIT                554489104     340.62     7400            Sole             7400
Mbna Corporation                    Common Stock        55262L100    6716.52   238259            Sole             238259
Merck & Company Incorporated        Common Stock        589331107    1063.77    33098            Sole             33098
Merck & Company Incorporated        Sht Common Stk      589331107     -321.4   -10000            Sole             -10000
Pembina Pipeline Inc Fd Tr Unit     REIT\Clsd End FD    706329109    2714.57   238980            Sole             238980
Petrochina Company Ltd Sponsored    ADR                 71646E100    2927.98    54535            Sole             54535
Pfizer Incorporated                 Common Stock        717081103    3780.87   140605            Sole             140605
Pioneer Nat Res Company             Common Stock        723787107    4976.76   141788            Sole             141788
Plum Creek Timber Co Inc            REIT                729251108    4528.65   117811            Sole             117811
Procter & Gamble Company            Common Stock        742718109    1527.75    27737            Sole             27737
Royal Dutch Pete Co Ny Reg Eur .56  ADR                 780257804     344.28     6000            Sole             6000
Schlumberger Limited NETHERLANDS    Foreign Equity      806857108      401.7     6000            Sole             6000
Third Avenue Intl Value Fund N/L    Int'l Mutual Funds  884116500    5655.78   307212            Sole             307212
Timberwest Fst Corp Unit Stapled    Foreign Equity      887147205    2974.41   237024            Sole             237024
Time Warner Incorporated            Common Stock        887317105    3016.54   155092            Sole             155092
Tjx Companies Incorporated New      Common Stock        872540109    6052.56   240850            Sole             240850
Tribune Company                     Common Stock        896047107     636.31    15100            Sole             15100
Vanguard Health Care Fd Adm Shs N   Equity MF           921908885    5203.45    97279            Sole             97279
Vanguard Health Care Fd Invesr Cls NEquity MF           921908307    9441.84    74468            Sole             74468
Vanguard Index Tr Stk Mrk Vipers    Closed End MF       922908769     263.96     2236            Sole             2236
Vanguard Total Intl Stock Index F   Int'l Mutual Funds  921909602     149.08    11832            Sole             11832
Washington Fed Incorporated         Common Stock        938824109    2389.66    90040            Sole             90040
Waste Mgmt Incorporated Del         Common Stock        94106L109    2902.26    96936            Sole             96936
Wellpoint Incorporated              Common Stock        94973V107    8200.42    71308            Sole             71308
Wells Fargo & Company New           Common Stock        949746101    6699.96   107803            Sole             107803
Wyeth                               Common Stock        983024100     954.02    22400            Sole             22400
Yankee Candle Incorporated          Common Stock        984757104    3244.21    97776            Sole             97776


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